UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F
                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:       September 30, 2008
                                                     ------------------


Check here if Amendment [   ]; Amendment Number:     __________

         This Amendment (Check only one):   [   ] is a restatement
                                            [   ] adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Carolina First Bank
Address:          102 South Main Street
                  Greenville, SC 29601

Form 13F File Number: 28-10995

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William P. Crawford, Jr.
Title:   Executive Vice President
Phone:   864-255-7900

Signature, Place, and Date of Signing:

/s/ William P. Crawford, Jr.   Greenville, South Carolina     October 27, 2008
----------------------------   --------------------------     ----------------
 [Signature]                        [City, State]                [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)


No.      Form 13F File Number               Name

1.           28-10980             The South Financial Group, Inc.